EMPLOYEE BENEFITS (Details) - Schedule of Employee Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	$ 593	$ 644	$ 697
- defined benefit post-retirement medical expenses	7	8	9
Retrenchment costs	16	2	7
Share-based payment expense (note 9)	22	16	42
Included in cost of sales, other expenses and corporate administration, marketing and related expenses of continuing and discontinued operations	682	717	812
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of net defined benefit liability (asset) [line items]
- current medical expenses	25	23	29
- defined benefit post-retirement medical expenses	6	7	8
Pension
Disclosure of net defined benefit liability (asset) [line items]
- defined contribution	$ 20	$ 25	$ 29